Reconciliation of borrowing activities in the statement of cash flow (Details) - BRL (R$) R$ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Borrowings
IfrsStatementLineItems [Line Items]
Beginning balance		R$ 41,732,123
Acquired		21,474
Payments		(9,197,150)
Cash used in financing activities		(9,175,676)
Interest paid		(1,965,840)
Interest and monetary and exchange variations, net		2,017,089
Currency translation adjustments		1,183,022
Total other changes		1,234,271
Ending balance	R$ 33,790,718	33,790,718	R$ 41,732,123
Debentures [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		236,115
Payments		(29,458)
Cash used in financing activities		(29,458)
Interest paid		(21,121)
Interest and monetary and exchange variations, net		20,474
Total other changes		(647)
Ending balance	206,010	206,010	236,115
Total borrowings and debentures
IfrsStatementLineItems [Line Items]
Beginning balance		41,968,238
Acquired		21,474
Payments		(9,226,608)
Cash used in financing activities		(9,205,134)
Interest paid		(1,986,961)
Interest and monetary and exchange variations, net		2,037,563
Currency translation adjustments		1,183,022
Total other changes		1,233,624
Ending balance	33,996,728	33,996,728	41,968,238
Braskem Idesa financing
IfrsStatementLineItems [Line Items]
Beginning balance		12,059,238
Payments		(766,250)
Cash used in financing activities		(766,250)
Interest paid		(415,015)
Interest and monetary and exchange variations, net		695,203
Currency translation adjustments		181,664
Total other changes		461,852
Ending balance	11,754,840	11,754,840	12,059,238
Loan To Non Controlling Shareholders Of Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,222,493
Interest and monetary and exchange variations, net		163,138
VAT on loan		25,258
Currency translation adjustments		45,376
Total other changes		233,772
Ending balance	3,456,265	3,456,265	3,222,493
Lease [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		3,207,886
Payments	(594,337)
Cash used in financing activities		(594,337)
Interest paid			(167,990)
Interest and monetary and exchange variations, net		131,792
[custom:NewContractClassifiedAsFinancingActivities]		305,647
Currency translation adjustments		46,759
Total other changes		316,208
Ending balance	2,929,757	2,929,757	3,207,886
Dividends
IfrsStatementLineItems [Line Items]
Beginning balance		5,456
Payments		(2,034)
Cash used in financing activities		(2,034)
Prescribed dividends		(1,653)
Total other changes		(1,653)
Ending balance	R$ 1,769	R$ 1,769	R$ 5,456